Federal and State Income Tax Provisions (Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010
Current:
Federal	$ 6,228	$ (47,825)	$ 51,343
State	3,602	(2,441)	14,192
Total current	9,830	(50,266)	65,535
Deferred:
Federal	(28,504)	8,057	(45,903)
State	(9,066)	(6,443)	(11,267)
Total deferred	(37,570)	1,614	(57,170)
Total	$ (27,740)	$ (48,652)	$ 8,365